Income Taxes (Details)	3 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ 0
State	0
Deferred
Federal	(33,474)
State	0
Valuation allowance	33,474
Income tax (benefit) provision	$ 0